Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Available To Common Shareholders
Net Income	$ 862,000	$ 1,780,000	$ 1,566,000	$ 1,717,000	$ 1,344,000	$ 1,745,000	$ 1,523,000	$ 1,505,000	$ 5,924,656	$ 6,115,927	$ 5,810,740
Preferred Stock Dividends	(93,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(422,889)	(440,000)	(440,000)
Income	$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 6,161,767	$ 5,675,927	$ 5,370,740